Total Invested Assets and Related Net Investment Income - Interest and Other Investment Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement [Abstract]
Cash, cash equivalents and short-term investments	$ 473	$ 166
Debt securities	3,226	2,596
Debt securities - available-for-sale		341
Mortgages and loans	2,680	2,234
Derivative investments	69	115
Total interest income (expense)	6,325	5,452
Equity securities		244
Investment properties rental income	649	593
Investment properties expenses	(270)	(248)
Other investment income (loss)	49	218
Investment expenses and taxes	(283)	(257)
Total Net investment income (loss)	$ 12,178	$ 6,002